Filed pursuant to Rule 497
File No. 333-191925

FS INVESTMENT CORPORATION III

Supplement dated March 16, 2016

to

Prospectus dated April 30, 2015

This supplement contains information which amends, supplements or modifies certain information contained in the Prospectus of FS Investment Corporation III dated April 30, 2015, as previously supplemented and amended (as so supplemented and amended, the “Prospectus”). Capitalized terms used in this supplement have the same meanings as in the Prospectus, unless otherwise stated herein.

You should carefully consider the “Risk Factors” beginning on page 39 of the Prospectus (as supplemented and amended by this supplement) before you decide to invest in shares of our common stock.

Closing of Offering to Independent Broker-Dealer Network

We are currently offering shares of our common stock pursuant to our continuous public offering only to persons who purchase through investment advisors whose contracts for investment advisory and related services include a fixed or “wrap” fee or other asset-based fee arrangement, who we collectively refer to as Advisors, and to certain affiliated investors who purchase through the dealer manager for the offering. We refer to sales of shares of our common stock through Advisors as the Institutional Channel. In February 2016, we closed our continuous public offering to investors investing through other broker-dealers that are members of FINRA and other properly licensed financial securities firms, which we refer to as the IBD Channel. Historically, sales through the IBD Channel have constituted the majority of shares sold in our continuous public offering.

Prior to closing the IBD Channel, shares of our common stock in our continuous public offering were subject to a sales load of up to 10.0% of the public offering price, which consisted of selling commissions and dealer manager fees of up to 7.0% and 3.0%, respectively, of the public offering price. Following the IBD Channel closing, shares of common stock in our continuous public offering have been sold at an Institutional offering price that does not include any selling commissions or dealer manager fees.

Cover Page

This supplement supplements and amends the cover page of the Prospectus by replacing the second to last sentence of the third paragraph thereof in its entirety with the following:

The initial minimum permitted purchase is $25,000 in shares of our common stock, provided that the dealer manager may waive this requirement in its sole and absolute discretion.

Prospectus Summary

This supplement supplements and amends the section of the Prospectus entitled “Prospectus Summary—Plan of Distribution” by replacing the last sentence of the first paragraph thereof in its entirety with the following:

The initial minimum permitted purchase is $25,000, provided that the dealer manager may waive this requirement in its sole and absolute discretion.

This supplement supplements and amends the section of the Prospectus entitled “Prospectus Summary—Plan of Distribution” by replacing the first sentence of the fourth paragraph thereof in its entirety with the following:

To purchase shares in this offering, you must complete and sign a subscription agreement (in the form attached to this prospectus as Appendix A) for a specific dollar amount equal to or greater than $25,000 (unless otherwise permitted by the dealer manager) and pay such amount at the time of subscription.

This supplement supplements and amends the section of the Prospectus entitled “Prospectus Summary—How to Subscribe” by replacing the third bullet point thereof in its entirety with the following:

•

Deliver a check for the full purchase price of the shares of our common stock being subscribed for, along with the completed subscription agreement, to the Advisor. You should make your check payable to “FS Investment Corporation III.” The initial minimum permitted purchase is $25,000, provided that the dealer manager may waive this requirement in its sole and absolute discretion. After you have satisfied the applicable minimum purchase requirement, additional purchases must be made in increments of $500, except for purchases made pursuant to our distribution reinvestment plan.

Questions and Answers About This Offering

This supplement supplements and amends the section of the Prospectus entitled “Questions and Answers About This Offering—Q: Who can buy shares of common stock in this offering?” by replacing the first sentence of the second paragraph of the answer thereof in its entirety with the following:

Generally, you must purchase at least $25,000 in shares of our common stock, unless the dealer manager waives this minimum requirement in its sole and absolute discretion.

This supplement supplements and amends the section of the Prospectus entitled “Questions and Answers About This Offering—Q: Is there any minimum initial investment required?” by replacing the second sentence of the answer thereof in its entirety with the following:

To purchase shares in this offering, you must make an initial purchase of at least $25,000, provided that the dealer manager may waive this requirement in its sole and absolute discretion.

Determination of Net Asset Value

This supplement supplements and amends the section of the Prospectus entitled “Determination of Net Asset Value—Determinations in Connection with Offerings” by replacing the second to last sentence of the first paragraph thereof in its entirety with the following:

The initial minimum permitted purchase is $25,000 in shares of our common stock, provided that the dealer manager may waive this requirement in its sole and absolute discretion.

Plan of Distribution

This supplement supplements and amends the section of the Prospectus entitled “Plan of Distribution—General” by replacing the third to last sentence of the first paragraph thereof in its entirety with the following:

The initial minimum permitted purchase is $25,000 in shares of our common stock, provided that the dealer manager may waive this requirement in its sole and absolute discretion.

This supplement supplements and amends the section of the Prospectus entitled “Plan of Distribution—General” by replacing the second sentence of the fourth paragraph thereof in its entirety with the following:

The initial minimum permitted purchase is $25,000 in shares of our common stock, provided that the dealer manager may waive this requirement in its sole and absolute discretion.

Suitability Standards

This supplement supplements and amends the section of the Prospectus entitled “Suitability Standards” by replacing the first sentence of the eighteenth paragraph thereof in its entirety with the following:

The initial minimum permitted purchase is $25,000 in shares of our common stock, provided that the dealer manager may waive this requirement in its sole and absolute discretion.

Form of Subscription Agreement

This supplement supplements and amends the Prospectus by replacing in its entirety the Form of Subscription Agreement found in Appendix A of the Prospectus with the Form of Subscription Agreement attached hereto as Appendix A.

APPENDIX A

# FS Investment Corporation III

## Institutional Subscription Agreement VI1.1

The undersigned hereby tenders this subscription and applies for the purchase of the dollar amount of shares of common stock (the "Shares") of FS Investment Corporation III, a Maryland corporation (sometimes referred to herein as the "Company"), set forth below.

RIA must designate a qualified custodian in Section 2

### 1. Investment (Mark initial or additional investment)

Subscription Amount $ ________

☐ Initial Investment ($25,000 minimum initial investment)*

☐ Additional Investment ($500 minimum additional investment)

*The Company may waive this minimum in its sole and absolute discretion.

### 2. Ownership (Select only one)

**SINGLE OWNER**

Please complete part A of Section 3

☐ Individual

To make a transfer on death ("TOD") designation, attach a completed TOD form. TOD forms can be found at www.franklinsquare.com.

**MULTIPLE OWNERS**

☐ Community Property

☐ Tenants in Common

☐ Joint Tenants with Rights of Survivorship

To make a TOD designation, attach a completed TOD form. TOD forms can be found at www.franklinsquare.com.

**MINOR ACCOUNT**

☐ UGMA: State of ________

☐ UTMA: State of ________

**OTHER ACCOUNT**

Please complete part B of Section 3

☐ Qualified Pension ☐ Profit-Sharing Plan ☐ Partnership ☐ Trust

☐ Corporation: S-Corp ☐ Keogh ☐ Estate ☐ Other ________

☐ Corporation: C-Corp

Please attach the pages of the trust or plan document (or corporate resolution) which list the names of the trust or plan, trustees, signatures and date. The FS Trustee Certification of Investment Powers Form for Trust Accounts may be completed in lieu of providing trust documents. You can obtain this form by visiting www.franklinsquare.com.

**QUALIFIED PLAN ACCOUNT**

Please complete part A of Section 3

☐ Traditional IRA ☐ Roth IRA ☐ Rollover IRA ☐ SIMPLE IRA ☐ SEP IRA ☐ Other ________

**CUSTODIAL ARRANGEMENT** (Please designate custodian)

Name of Custodian ________ Custodian Phone # ________

Mailing Address ________ (street) (city/state) (zip)

To be completed by custodian above

Custodian Tax ID # ________

Custodian Account # ________

Custodian Authorization: ________

### 3. Investor Information (Please print)

**A** Individual Owner/Beneficial Owner ________ (first, middle, last)

SSN ________ Date of Birth ________ (mm/dd/yyyy)

Joint Owner/Beneficial Owner ________ (first, middle, last)

SSN ________ Date of Birth ________ (mm/dd/yyyy)

Mailing Address ________ (You must include a permanent street address even if your mailing address is a P.O. Box) (city/state) (zip)

U.S. Street Address ________ (Leave blank if your U.S. street address and mailing address are the same) (city/state) (zip)

Phone # ________ E-mail Address ________

Country of Citizenship ________

In lieu of receiving documents by mail, you can enroll in the Franklin Square Paperless Green Program. Please visit www.franklinsquare.com, and click the "Investor Log-In" button. Follow this link to the E-Consent and fill out the required account information.

FSIC III

FS Investment Corporation III

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FS Investment Corporation III | Institutional Subscription Agreement VI1.1

3. Investor Information (continued)

B Trust/Corp/Partnership/Other

SSN/Tax ID # Date of Trust

(mm/dd/yyyy)

Mailing Address

(You must include a permanent street address even if your mailing address is a P.O. Box) (city/state) (zip)

U.S. Street Address

(Leave blank if your U.S. street address and mailing address are the same) (city/state) (zip)

Trustee(s)/Authorized Person(s)

SSN Date of Birth

(mm/dd/yyyy)

Trustee/Authorized Person U.S. Street Address

(city/state) (zip)

4. Distributions

If this election is not completed, the Company will default to sending the investor’s cash distributions to the custodian indicated in Section 2.

I hereby elect the distribution option indicated below:

I choose to participate in the Company’s Distribution Reinvestment Plan.

The Company requires each investor who elects to have his or her distributions reinvested pursuant to the Company’s Distribution Reinvestment Plan to notify the Company and the Registered Investment Adviser named in this Subscription Agreement in writing at any time there is a material change in his or her financial condition, including failure to meet the minimum gross income and net worth standards set forth in Section 5 below.

I choose to have distributions sent to the Custodian of Record identified in Section 2.

5. Investor Representations (Initials required for letters a–d and any state suitability requirement that may apply)

Please carefully read and separately initial each of the representations below. In the case of joint investors, each investor must initial. Except in the case of fiduciary accounts, you may not grant any person power of attorney to make such representations on your behalf. In the case of sales to fiduciary accounts, these minimum standards shall be met by the beneficiary, the fiduciary account or by the donor or grantor who directly or indirectly supplies the funds to purchase the Shares if the donor or grantor is the fiduciary. In order to induce the Company to accept this subscription, I (we) hereby represent and warrant that:

Owner (initials) Joint Owner (initials)

a) I (we) have received a Prospectus for the Company relating to the Shares for which I am (we are) subscribing, wherein the terms and conditions of the offering are described.

b) I (we) certify that I (we) have either (1) a net worth (not including home, furnishings, and personal automobiles) of at least $70,000 and an annual gross income of at least $70,000, or (2) a net worth (not including home, furnishings, and personal automobiles) of at least $250,000, or that I (we) meet the higher suitability requirements imposed by my (our) state of primary residence as set forth below and in the Prospectus for the Company relating to the Shares under “Suitability Standards.”

c) I am (we are) purchasing Shares for my (our) own account.

d) I (we) acknowledge that the Shares are not liquid, there is no public market for the Shares, and I (we) may not be able to sell the Shares.

e) If I am (we are) a resident of Alabama, I (we) certify that I (we) have a liquid net worth of at least ten (10) times my (our) investment in FS Investment Corporation III and its affiliates. For these purposes, liquid net worth shall be defined as that portion of total net worth (total assets minus liabilities) that is comprised of cash, cash equivalents and readily marketable securities.

f) If I am (we are) a resident of Idaho, I (we) certify that I (we) will not invest in the aggregate, more than 10% of my (our) liquid net worth in FS Investment Corporation III’s Shares. Liquid net worth is defined as that portion of net worth consisting of cash, cash equivalents and readily marketable securities.

g) If I am (we are) a resident of Kansas, I (we) acknowledge that it is recommended by the Office of the Securities Commissioner that I (we) limit my (our) aggregate investment in FS Investment Corporation III and other non-traded business development companies to not more than 10% of my (our) liquid net worth. For these purposes, liquid net worth shall be defined as that portion of total net worth (total assets minus liabilities) that is comprised of cash, cash equivalents and readily marketable securities.

h) If I am (we are) a resident of Kentucky, I (we) certify that I (we) have either (1) a minimum annual gross income of $85,000 and a minimum net worth (as defined in the NASAA Omnibus Guidelines) of $85,000 or (2) a minimum net worth alone of $300,000. In addition, I (we) certify that I (we) will not invest more than 10% of my (our) liquid net worth in FS Investment Corporation III’s securities. For these purposes, liquid net worth shall be defined as that portion of total net worth (total assets minus liabilities) that is comprised of cash, cash equivalents and readily marketable securities.

i) If I am (we are) a resident of Maine, I (we) acknowledge that the Maine Office of Securities recommends that my (our) aggregate investment in this offering and similar offerings not exceed 10% of my (our) liquid net worth. For this purpose, “liquid net worth” is defined as that portion of net worth that consists of cash, cash equivalents and readily marketable securities.

j) If I am (we are) a resident of Massachusetts, I (we) hereby acknowledge that I (we) should not invest, in the aggregate, more than 10% of my (our) liquid net worth in FS Investment Corporation III’s Shares and in other non-traded direct participation programs. Liquid net worth shall be defined as that portion of an investor’s net worth (total assets minus liabilities) that is comprised of cash, cash equivalents and readily marketable securities.

k) If I am (we are) a resident of Nebraska, I (we) certify that my (our) investment in FS Investment Corporation III’s Shares will not exceed 10% of my (our) net worth. An investment in FS Investment Corporation III by a Nebraska investor who is an accredited investor as defined in 17 CFR 230.501 is not subject to the suitability limitation in this section (k).

l) If I am (we are) a resident of New Jersey, I (we) certify that my (our) investment in FS Investment Corporation III and other direct participation programs may not exceed 10% of my (our) liquid net worth. For these purposes, liquid net worth shall be defined as that portion of total net worth (total assets minus liabilities) that is comprised of cash, cash equivalents and readily marketable securities.

m) If I am (we are) a resident of New Mexico, I (we) certify that I (we) will limit my (our) investment in non-traded business development companies, including my (our) investment in FS Investment Corporation III’s Shares and in FS Investment Corporation III’s affiliates, to a maximum of 10% of my (our) liquid net worth. Liquid net worth is that portion of my (our) net worth that is comprised of cash, cash equivalents and readily marketable securities.

n) If I am (we are) a resident of North Dakota, I (we) certify that I (we) have a net worth of at least ten (10) times my (our) investment in FS Investment Corporation III and I (we) meet the suitability standards described under (b) above.

o) If I am (we are) a resident of Ohio, I (we) certify that I (we) will limit my (our) investment in FS Investment Corporation III’s Shares, in FS Investment Corporation III’s affiliates and in other non-traded business development companies to not more than 10% of my (our) liquid net worth. Liquid net worth is that portion of my (our) net worth (total assets exclusive of primary residence, home furnishings and automobiles minus total liabilities) that is comprised of cash, cash equivalents and readily marketable securities.

p) If I am (we are) a resident of Oklahoma, I (we) certify that my (our) investment in FS Investment Corporation III’s Shares will not exceed 10% of my (our) net worth (excluding home, home furnishings and automobiles).

q) If I am (we are) a resident of Oregon, I (we) certify that I (we) will limit my (our) investment in the offering to no more than 10% of my (our) net worth.

r) If I am (we are) a resident of Tennessee, I (we) certify that I (we) have either (1) a minimum annual gross income of $85,000 and a minimum net worth of $85,000; or (2) a minimum net worth of $350,000 exclusive of home, home furnishings and automobiles. In addition, I (we) certify that my (our) investment in FS Investment Corporation III does not exceed 10% of my (our) liquid net worth. For these purposes, liquid net worth shall be defined as that portion of total net worth (total assets minus liabilities) that is comprised of cash, cash equivalents and readily marketable securities.

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FS Investment Corporation III | Institutional Subscription Agreement VI1.1

6. Important Information (Rights, Certifications, Authorizations)

Substitute IRS Form W-9 Certification:

I (we) declare that the information supplied in this Subscription Agreement is true and correct and may be relied upon by the Company in connection with my (our) investment in the Company. Under penalties of perjury, I (we) certify that (1) the number shown in the Investor Social Security Number/Taxpayer Identification Number field in Section 3 of this Subscription Agreement is my correct Taxpayer Identification Number (or I am waiting for a number to be issued to me); (2) I am not subject to backup withholding because (a) I am exempt from backup withholding, (b) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding; and (3) I am a U.S. person (including a non-resident alien). NOTE: You must cross out item (2) above if you have been notified by the IRS that you are currently subject to backup withholding because you have failed to report all interest or dividends on your tax return.

By signing below, you hereby acknowledge receipt of the prospectus of the Company relating to the Shares for which you have subscribed, as supplemented and amended through the date hereof (as so supplemented and amended, the “Prospectus”), not less than five (5) business days prior to the signing of this Subscription Agreement. The Prospectus is available at www.sec.gov. You are encouraged to read the Prospectus carefully before making any investment decisions. You agree that if your subscription is accepted, it will be held, together with the accompanying payment, on the terms described in the Prospectus. You agree that subscriptions may be rejected in whole or in part by the Company at its sole and absolute discretion. You understand that you will receive a confirmation of your purchase, subject to acceptance by the Company, within fifteen (15) days from the date your subscription is received and accepted, and that the sale of Shares pursuant to this Subscription Agreement will not be effective until at least five (5) business days after the date you have received a final Prospectus. Upon the original sale of Shares, you will be admitted as a stockholder no later than the last day of the calendar month following the date your subscription is accepted by the Company. Subsequent subscriptions shall be accepted or rejected by the Company within thirty (30) days of their receipt; if rejected, all funds (without interest) will be returned to you without deduction for any expenses within ten (10) business days from the date the subscription is rejected.

By signing below, you also acknowledge that you have been advised that the assignability and transferability of the Shares is restricted and governed by the terms of the Prospectus; there are risks associated with an investment in the Shares; and you should not invest in the Shares unless you have an adequate means of providing for your current needs and personal contingencies and have no need for liquidity in this investment. The Company is required by law to obtain, verify and record certain personal information from you or persons on your behalf in order to establish the account. Required information includes name, date of birth, permanent residential address and Social Security/Taxpayer Identification Number. The Company may also ask you to provide other identifying documents. If you do not provide the information, the Company may not be able to open your account. By signing the Subscription Agreement, you agree to provide this information and confirm that this information is true and correct. You further agree that the Company may discuss your personal information and your investment in the Shares at any time with your then current financial advisor. If the Company is unable to verify your identity, or that of another person(s) authorized to act on your behalf, or if the Company believes it has identified potentially criminal activity, the Company reserves the right to take action as the Company deems appropriate, which may include closing your account.

By signing below, you also acknowledge that:

An investment in the Shares is not suitable for you if you might need access to the money you invest in the foreseeable future.

You may not have access to the money you invest for an indefinite period of time.

You should not expect to be able to sell your Shares regardless of how the Company performs. If you are unable to sell your Shares, you will be unable to reduce your exposure on any market downturn.

The Company does not intend to list the Shares on any securities exchange during or for what may be a significant time after the offering period, and the Company does not expect a secondary market in the Shares to develop.

The Company has implemented a share repurchase program, but only a limited number of Shares will be eligible for repurchase. In addition, any such repurchases will be at the current institutional offering price in effect on the date of repurchase, which price may be less than what you paid for the shares being repurchased.

The Company’s distributions may be funded from unlimited amounts of offering proceeds or borrowings, which may constitute a return of capital and reduce the amount of capital available to the Company for investment. Any capital returned to you through distributions will be distributed after payment of fees and expenses.

The Company’s previous distributions were funded in significant part from the reimbursement of certain expenses, including through the waiver of certain investment advisory fees, that are subject to repayment to the Company’s affiliate Franklin Square Holdings, L.P., or Franklin Square Holdings, and the Company’s future distributions may be funded from such waivers and reimbursements. Significant portions of these distributions may not be based on the Company’s investment performance and such waivers and reimbursements by Franklin Square Holdings may not continue in the future. If Franklin Square Holdings does not agree to reimburse certain of the Company’s expenses, including through the waiver of certain of its advisory fees, significant portions of these distributions may come from offering proceeds or borrowings. The repayment of any amounts owed to Franklin Square Holdings will reduce the future distributions to which you would otherwise be entitled. The IRS does not require your consent to any provision of this Subscription Agreement other than the certifications required to avoid backup withholding. Owner or Authorized Person Signature Joint Owner or Authorized Person Signature

Date Date (mm/dd/yyyy) (mm/dd/yyyy) A – 3 VI1.1

FS Investment Corporation III | Institutional Subscription Agreement VI1.1

7. Registered Investment Adviser

The undersigned confirm on behalf of the Registered Investment Adviser that (i) they are registered and/or properly licensed in the state in which the sale of the Shares to the investor executing this Subscription Agreement has been made and that the offering of the Shares is registered for sale in such state; (ii) they have reasonable grounds to believe that the information and representations concerning the investor identified herein are true, correct and complete in all respects; (iii) they have discussed such investor’s prospective purchase of Shares with such investor; (iv) they have advised such investor of all pertinent facts with regard to the fundamental risks of the investment, including the lack of liquidity and marketability of the Shares; (v) they have delivered a current Prospectus, to such investor; (vi) they have reasonable grounds to believe that the investor is purchasing these Shares for his or her own account; (vii) they have reasonable grounds to believe that the purchase of Shares is a suitable investment for such investor, that the undersigned will obtain and retain records relating to such investor’s suitability for a period of six (6) years, that such investor meets the suitability standards applicable to such investor set forth in the Prospectus, if any, that such investor is in a financial position to enable such investor to realize the benefits of such an investment and to suffer any loss that may occur with respect thereto and that such investor has an understanding of the fundamental risks of the investment, the background and qualifications of the persons managing the Company and the tax consequences of purchasing and owning Shares; and (viii) the purchase of Shares is in the best interests of the investor. The undersigned Registered Investment Adviser further represents and certifies that in connection with this subscription for Shares, he or she has complied with and has followed all applicable policies and procedures under his or her firm’s existing Anti-Money Laundering Program and Customer Identification Program.

Registered Investment Adviser Firm Name

Registered Investment Adviser Name

(first, middle, last)

Mailing Address

(street)

(city/state) (zip)

CRD Number

Phone

E-mail Address

Fax

Registered Investment Adviser Signature

Principal Signature (if applicable)

Date

Date

(mm/dd/yyyy)

(mm/dd/yyyy)

8. Investment Instructions

Custodial Accounts

Forward Subscription Agreement to the custodian

By Mail

(Checks should be made payable to “FS Investment Corporation III” or “FSIC III”)

FS Investment Corporation III

c/o DST Systems Inc.

(877) 628-8575

By Wire Transfer

UMB Bank, N.A., ABA Routing #101000695,

FS Investment Corporation III, Account #9872061616

Beneficial Owner(s) (include in memo field)

Regular Mail

P.O. Box 219095

Kansas City, MO 64121-9095

Express/Overnight Delivery

430 W. 7th Street

Kansas City, MO 64105

SA-IC3

RRDMAR16

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